Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	Red Rock Resorts, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37754
Entity Tax Identification Number	47-5081182
Entity Address, Address Line One	1505 South Pavilion Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	495-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	RRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 1, 2022, Red Rock Resorts, Inc. and Station Casinos LLC (together, the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting that the Company had appointed Scott Kreeger to the position of President, effective as of February 28, 2022. At the time the Initial Form 8-K was filed, the Compensation Committee of the Board of Directors had not yet approved a compensation package for Mr. Kreeger. This Current Report on Form 8-K/A amends the Initial Form 8-K to include the compensation information required by
Entity Central Index Key	0001653653